Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies [Abstract]
Summary of Future Payments of Commitments	These items exclude amounts recorded in the Consolidated Balance Sheets.

As at December 31, 2020	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,014	954	1,341	1,444	1,107	15,537	21,397
Real Estate (2)	34	36	38	41	44	604	797
Capital Commitments	1	2	-	-	-	-	3
Other Long-Term Commitments	104	45	32	32	24	85	322
Total Payments (3)	1,153	1,037	1,411	1,517	1,175	16,226	22,519

As at December 31, 2019	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,005	959	1,026	1,456	1,381	15,672	21,499
Real Estate (2)	35	36	38	39	42	662	852
Other Long-Term Commitments	104	44	36	34	28	108	354
Total Payments (3)	1,144	1,039	1,100	1,529	1,451	16,442	22,705
(1)

Includes transportation commitments of $14 billion (2019 – $13 billion) that are subject to regulatory approval or have been approved, but are not yet in service. Terms are up to 20 years subsequent to the date of commencement.

(2)	Relates to the non-lease components of lease liabilities consisting of operating costs and unreserved parking for office space. Excludes committed payments for which a provision has been provided.
(3)	Contracts undertaken on behalf of WRB are reflected at Cenovus’s 50 percent interest.